ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Government authorities	$ 1,668	$ 2,543
Accrued royalties to the OCS (Note 9a)	596	1,591
Accrued contract costs	563	1,541
Accrued expenses	4,691	5,099
Accrued expenses and other liabilities	$ 7,518	$ 10,774